Securities (Details Narrative) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Dividend Income recognized	$ 78	$ 52	$ 126	$ 96
Debt Securities Held Net of allowance	398,285		398,285		$ 406,777
Debt securities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Debt Securities Held Net of allowance	330,891		330,891		342,774
Debt securities FVOCI [member]
Disclosure of detailed information about financial instruments [line items]
Debt Securities Held Net of allowance	67,394		67,394		$ 64,003
Securities disposed [member] | Securities [member]
Disclosure of detailed information about financial instruments [line items]
Disposal of equity securities	121	35	166	59
Gain (loss) on sale of equity securities measured at fair value	(5)	(7)	(8)	(5)
Dividend Income recognized	$ 0	$ 2	$ 1	$ 2